Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net		$ 2,359,507
Cost of Goods Sold		786,485
Gross Profit		1,573,022
Operating expenses:
Selling, general and administrative	1,962,064	5,703,993	2,948,245
Depreciation and amortization	827	34,674	1,378
Foreign currency transaction losses (gains)	(26,798)	1,885	(28,146)
Total operating expenses	1,936,093	5,740,552	2,921,477
Loss from operations	(1,936,093)	(4,167,530)	(2,921,477)
Other income (expense):
Net interest income (expense)	73	(10,963)	152
Total other income (expense)	73	(10,963)	152
Loss before provision for income taxes	(1,936,020)	(4,178,493)	(2,921,325)
Provision for income taxes
Net loss	(1,936,020)	(4,178,493)	(2,921,325)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation loss	(45,673)	(21,476)	(35,998)
Comprehensive loss	$ (1,981,693)	$ (4,199,969)	$ (2,957,323)
Net Loss per Common Share
Basic and diluted	$ (0.42)	$ (0.71)	$ (0.0060)
Weighted Average Number of Common Shares Outstanding
Basic and diluted	4,594,164	5,844,927	4,917,792